Optica Rare Earths & Critical Materials ETF

Schedule of Investments

August 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 97.0%

Argentina — 1.3%
Materials — 1.3%
Arcadium Lithium*	21,429	$58,073

Australia — 22.3%
Energy — 0.7%
Deep Yellow*	44,483	32,747

Materials — 21.6%
Alpha HPA*	55,853	32,970
BHP Group ADR	8,475	467,227
Firefinch(A)*	7,320	50
IGO	13,779	51,887
Iluka Resources	10,810	45,181
Lynas Rare Earths*	14,133	67,700
Mineral Resources	2,727	74,288
Pilbara Minerals	41,399	83,425
Sandfire Resources*	9,296	54,432
South32	60,982	129,922
		1,007,082
		1,039,829
Belgium — 1.1%
Materials — 1.1%
Umicore	4,198	52,973

Brazil — 1.0%
Materials — 1.0%
ERO Copper*	2,295	47,162

Canada — 15.5%
Energy — 5.6%
Cameco	5,392	220,001
Denison Mines*	25,813	42,710
		262,711

Materials — 9.9%
Altius Minerals	1,914	34,510
Capstone Copper*	9,321	66,878
Hudbay Minerals	7,715	62,954
Teck Resources, Cl B	6,166	295,351
		459,693
		722,404
Chile — 6.6%
Materials — 6.6%
Antofagasta	4,757	115,848

Description	Shares	Fair Value

Chile — continued
Materials — continued
Lundin Mining	9,806	$101,716
Sociedad Quimica y Minera de Chile ADR	2,250	87,300
		304,864

China — 6.2%
Materials — 6.2%
Aluminum Corp of China, Cl H	82,000	51,405
China Nonferrous Mining	52,000	36,665
CMOC Group, Cl H	72,000	58,705
Ganfeng Lithium Group, Cl H	15,400	34,194
Jinchuan Group International Resources	450,000	30,576
MMG*	160,000	45,946
Tianqi Lithium, Cl H	11,800	29,831
		287,322

France — 0.7%
Materials — 0.7%
Eramet	431	33,920

Indonesia — 0.8%
Materials — 0.8%
Nickel Industries	66,400	37,844

Japan — 3.6%
Materials — 3.6%
Sumitomo Metal Mining	3,400	95,365
Toho Titanium	3,500	28,989
UACJ	1,200	41,372
		165,726

Mexico — 10.8%
Materials — 10.8%
Grupo Mexico	73,575	378,839
Southern Copper	1,229	125,014
		503,853

South Africa — 5.5%
Materials — 5.5%
African Rainbow Minerals	3,707	36,329
Anglo American Platinum	1,353	46,910
Impala Platinum Holdings	15,778	68,426
Northam Platinum Holdings	8,013	47,582
Sibanye Stillwater ADR	14,477	56,315
		255,562

Optica Rare Earths & Critical Materials ETF

Schedule of Investments

August 31, 2024 (Unaudited)

Description	Shares	Fair Value

United States — 19.0%
Energy — 0.7%
Energy Fuels*	7,322	$35,585

Materials — 18.3%
Albemarle	1,563	141,061
Alcoa	3,748	120,311
Century Aluminum*	2,410	34,607
Freeport-McMoRan, Cl B	10,513	465,516
MP Materials*	3,457	44,595
Tronox Holdings	3,156	43,963
		850,053
		885,638
Zambia — 2.6%
Materials — 2.6%
First Quantum Minerals	9,567	120,461

Total Common Stock
(Cost $5,200,975)		4,515,631

SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(B)	38,158	38,158

Total Short-Term Investment
(Cost $38,158)		38,158

Total Investments - 97.8%
(Cost $5,239,133)		$4,553,789

Percentages are based on Net Assets of $4,656,045.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Security is fair valued.
(B)	The rate shown is the 7-day effective yield as of August 31, 2024.

ADR — American Depositary Receipt

Cl — Class

OPT-QH-001-0500